Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Balane sheet - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Current assets	$ 497,571	$ 500,806
Total assets	183,775,510	350,491,959
LIABILITIES
Current liabilities	1,518,931	151,036
Total liabilities	12,019,386	15,511,370
One Energy Enterprises Inc [Member]
ASSETS
Current assets	5,472,055	2,689,537
Net property, plant, and equipment	66,953,240	57,984,677
Other assets	2,998,903	7,453,413
Total assets	75,785,268	68,277,956
LIABILITIES
Current liabilities	21,768,039	11,850,477
Total liabilities	37,381,094	51,299,523
Variable Interest Entity, Primary Beneficiary [Member] | One Energy Enterprises Inc [Member]
ASSETS
Current assets	756,558	731,171
Net property, plant, and equipment	44,532,482	42,401,333
Other assets	479,139	1,353,065
Total assets	45,768,179	44,485,569
LIABILITIES
Current liabilities	360,163	1,024,513
Long-term liabilities	619,803	924,567
Total liabilities	$ 979,966	$ 1,949,080